S000080106 [Member] Expense Example - iShares Copper and Metals Mining ETF - iShares Copper and Metals Mining ETF	Mar. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 48
Expense Example, with Redemption, 3 Years	151
Expense Example, with Redemption, 5 Years	263
Expense Example, with Redemption, 10 Years	$ 591